UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of September 30, 2013 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of five series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

STOCK FUND
Portfolio of Investments (unaudited)	September 30, 2013

COMMON STOCKS: 98.5%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 14.1%
CONSUMER DURABLES & APPAREL: 1.4%
Coach, Inc.	6,077,990	$331,432,795
NVR, Inc.(a)	80,600	74,086,714
Panasonic Corp. ADR(b) (Japan)	27,528,897	264,461,855

		669,981,364
MEDIA: 11.6%
Comcast Corp., Class A	36,561,197	1,650,738,045
DISH Network Corp., Class A(a)	9,390,849	422,682,113
News Corp., Class A(a)	6,967,906	111,904,570
Time Warner Cable, Inc.	9,807,310	1,094,495,796
Time Warner, Inc.	22,269,732	1,465,571,063
Twenty-First Century Fox, Inc.	29,271,626	980,599,471

		5,725,991,058
RETAILING: 1.1%
CarMax, Inc.(a)	4,927,850	238,852,890
Liberty Interactive, Series A(a)	13,893,875	326,089,246

		564,942,136

		6,960,914,558
CONSUMER STAPLES: 1.8%
FOOD & STAPLES RETAILING: 1.3%
Wal-Mart Stores, Inc.	8,658,650	640,393,754
FOOD, BEVERAGE & TOBACCO: 0.5%
Unilever PLC ADR(b) (United Kingdom)	6,573,600	253,609,488

		894,003,242
ENERGY: 8.0%
Apache Corp.	8,125,705	691,822,524
Baker Hughes, Inc.	14,227,350	698,562,885
Chevron Corp.	6,955,480	845,090,820
Schlumberger, Ltd.(b) (Curacao/United States)	16,581,845	1,465,171,824
Weatherford International, Ltd.(a),(b) (Switzerland)	17,635,827	270,357,228

		3,971,005,281
FINANCIALS: 22.5%
BANKS: 5.8%
BB&T Corp.	10,879,144	367,171,110
HSBC Holdings PLC ADR(b) (United Kingdom)	6,110,329	331,546,452
SunTrust Banks, Inc.	10,470,533	339,454,680
Wells Fargo & Co.	44,297,041	1,830,353,734

		2,868,525,976
DIVERSIFIED FINANCIALS: 14.3%
Bank of America Corp.	77,614,700	1,071,082,860
Bank of New York Mellon Corp.	34,417,324	1,039,059,011
Capital One Financial Corp.(c)	28,876,111	1,984,943,870
Charles Schwab Corp.	54,354,200	1,149,047,788
Goldman Sachs Group, Inc.	6,996,500	1,106,916,265
JPMorgan Chase & Co.	7,521,900	388,807,011
McGraw-Hill Companies, Inc.	4,935,825	323,740,762

		7,063,597,567
INSURANCE: 2.4%
AEGON NV(b) (Netherlands)	65,915,794	487,776,876
Genworth Financial, Inc., Class A(a)	21,731,857	277,950,451
Metlife, Inc.	9,399,600	441,311,220

		1,207,038,547

		11,139,162,090
HEALTH CARE: 18.8%
HEALTH CARE EQUIPMENT & SERVICES: 2.6%
Boston Scientific Corp.(a)	35,724,649	419,407,380
Cigna Corp.	3,573,784	274,681,038
Medtronic, Inc.	5,535,000	294,738,750
UnitedHealth Group, Inc.	3,993,100	285,945,891

		1,274,773,059

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 16.2%
Forest Laboratories, Inc.(a)	1,960,669	$83,897,027
GlaxoSmithKline PLC ADR(b) (United Kingdom)	25,203,400	1,264,454,578
Merck & Co., Inc.	29,898,700	1,423,477,107
Novartis AG ADR(b) (Switzerland)	18,850,400	1,446,014,184
Pfizer, Inc.	41,043,764	1,178,366,464
Roche Holding AG ADR(b) (Switzerland)	18,170,500	1,227,053,865
Sanofi ADR(b) (France)	27,670,629	1,400,963,946

		8,024,227,171

		9,299,000,230
INDUSTRIALS: 7.6%
CAPITAL GOODS: 3.2%
General Electric Co.	54,106,075	1,292,594,131
Koninklijke Philips NV(b) (Netherlands)	9,639,387	310,870,231

		1,603,464,362
COMMERCIAL & PROFESSIONAL SERVICES: 1.8%
ADT Corp.(a),(c)	12,073,537	490,910,014
Tyco International, Ltd.(b) (Switzerland)	10,890,275	380,941,820

		871,851,834
TRANSPORTATION: 2.6%
FedEx Corp.	11,252,499	1,284,022,661

		3,759,338,857
INFORMATION TECHNOLOGY: 21.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.5%
Maxim Integrated Products, Inc.	8,077,400	240,706,520
SOFTWARE & SERVICES: 11.3%
Adobe Systems, Inc.(a)	10,293,741	534,656,908
Amdocs, Ltd.(b) (Guernsey/United States)	4,224,832	154,797,845
AOL, Inc.(a),(c)	5,997,054	207,378,127
Cadence Design Systems, Inc.(a)	11,593,400	156,510,900
Computer Sciences Corp.(c)	6,414,562	331,889,438
eBay, Inc.(a)	7,200,109	401,694,081
Google, Inc., Class A(a)	786,500	688,903,215
Microsoft Corp.	51,451,100	1,713,836,141
Symantec Corp.(c)	38,304,000	948,024,000
Synopsys, Inc.(a),(c)	12,611,469	475,452,381

		5,613,143,036
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.9%
Corning, Inc.	35,006,300	510,741,917
Hewlett-Packard Co.	69,154,995	1,450,871,795
Molex, Inc.	2,349,000	90,483,480
Molex, Inc., Class A	11,506,150	440,455,422
NetApp, Inc.	14,635,500	623,765,010
Nokia Corp. ADR(a),(b) (Finland)	119,557,500	778,319,325
TE Connectivity, Ltd.(b) (Switzerland)	13,763,275	712,662,379
Xerox Corp.(c)	28,999,382	298,403,641

		4,905,702,969

		10,759,552,525
MATERIALS: 2.9%
Celanese Corp., Series A(c)	9,419,271	497,243,316
Domtar Corp.	667,749	53,032,625
Dow Chemical Co.	17,186,989	659,980,378
Vulcan Materials Co.	4,569,652	236,753,670

		1,447,009,989
TELECOMMUNICATION SERVICES: 1.1%
Sprint Corp.(a)	39,059,996	242,562,575
Vodafone Group PLC ADR(b) (United Kingdom)	8,349,300	293,728,374

		536,290,949
TOTAL COMMON STOCKS (Cost $36,740,290,725)		48,766,277,721

1 / Dodge & Cox Stock Fund

Portfolio of Investments (unaudited)	September 30, 2013

SHORT-TERM INVESTMENTS: 1.6%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$49,842,971	$49,842,971
REPURCHASE AGREEMENT: 1.5%
Fixed Income Clearing Corporation(d) 0.00%, 10/1/13, maturity value $730,640,000	730,640,000	730,640,000

TOTAL SHORT-TERM INVESTMENTS (Cost $780,482,971)		780,482,971

TOTAL INVESTMENTS (Cost $37,520,773,696)	100.1%	49,546,760,692
OTHER ASSETS LESS LIABILITIES	(0.1%)	(62,229,693)

NET ASSETS	100.0%	$49,484,530,999

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)	Repurchase agreement is collateralized by U.S. Treasury Note 0.50%-3.625%, 7/31/17-8/15/19. Total collateral value is $745,255,381.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2013:

Security Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(b)	$48,766,277,721	$—	$—
Short-term Investments
Money Market Fund	49,842,971	—	—
Repurchase Agreement	—	730,640,000	—

Total	$48,816,120,692	$730,640,000	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2013, the cost of investments for federal income tax purposes was $37,538,719,223. Net unrealized appreciation aggregated $12,008,041,469, of which $13,291,697,042 represented appreciated securities and $1,283,655,573 represented depreciated securities.

3 / Dodge & Cox Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2013. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
ADT Corp.	2,545,137	9,550,000	(21,600)	12,073,537	—	(b)	490,910,014
AOL, Inc.	4,697,054	1,300,000	—	5,997,054	—	(b)	207,378,127
BMC Software, Inc.	7,402,540	—	(7,402,540)	—	—	(b)	—
Capital One Financial Corp.	29,207,211	—	(331,100)	28,876,111	18,871,357		—	(c)
Celanese Corp., Series A	9,280,071	200,000	(60,800)	9,419,271	3,190,681		497,243,316
Computer Sciences Corp.	8,982,762	—	(2,568,200)	6,414,562	4,362,377		—	(c)
Compuware Corp.	14,549,712	—	(14,549,712)	—	1,769,552		—
Sprint Nextel Corp.	183,015,570	28,775,069	(211,790,639)	—	—	(b)	—
Symantec Corp.	33,751,300	4,800,000	(247,300)	38,304,000	11,371,200		948,024,000
Synopsys, Inc.	12,694,669	—	(83,200)	12,611,469	—	(b)	475,452,381
Xerox Corp.	65,746,682	—	(36,747,300)	28,999,382	9,203,568		—	(c)

					$48,768,735		$2,619,007,838

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Stock Fund / 4

GLOBAL STOCK FUND Portfolio of Investments (unaudited)	September 30, 2013

COMMON STOCKS: 96.0%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 13.0%
AUTOMOBILES & COMPONENTS: 2.7%
Bayerische Motoren Werke AG (Germany)	308,500	$33,167,151
Mahindra & Mahindra, Ltd. (India)	1,643,433	21,814,437
Yamaha Motor Co., Ltd. (Japan)	2,371,000	34,589,898

		89,571,486
CONSUMER DURABLES & APPAREL: 2.1%
Coach, Inc. (United States)	457,723	24,959,635
Panasonic Corp. (Japan)	4,874,640	47,013,162

		71,972,797
MEDIA: 8.2%
Comcast Corp., Class A (United States)	1,040,600	46,983,090
DISH Network Corp., Class A(a) (United States)	336,300	15,136,863
Grupo Televisa SAB ADR (Mexico)	1,112,700	31,099,965
Naspers, Ltd. (South Africa)	813,100	75,188,821
Television Broadcasts, Ltd. (Hong Kong)	2,523,100	15,940,368
Time Warner Cable, Inc. (United States)	517,071	57,705,124
Time Warner, Inc. (United States)	535,966	35,271,922

		277,326,153

		438,870,436
CONSUMER STAPLES: 1.6%
FOOD, BEVERAGE & TOBACCO: 1.6%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	1,803,085	20,886,705
Unilever PLC (United Kingdom)	790,700	31,233,587

		52,120,292
ENERGY: 4.2%
Baker Hughes, Inc. (United States)	790,087	38,793,272
Royal Dutch Shell PLC ADR (United Kingdom)	3,653	239,929
Saipem SPA (Italy)	33,443	726,608
Schlumberger, Ltd. (Curacao/United States)	803,500	70,997,260
Weatherford International, Ltd.(a) (Switzerland)	2,063,575	31,634,605

		142,391,674
FINANCIALS: 25.6%
BANKS: 8.7%
Banco Santander SA (Spain)	4,758,214	38,803,152
Barclays PLC (United Kingdom)	9,860,700	42,383,085
HSBC Holdings PLC (United Kingdom)	3,018,162	32,707,590
ICICI Bank, Ltd. (India)	2,859,200	40,231,120
Kasikornbank PCL Foreign (Thailand)	4,740,600	26,749,230
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,129,200	19,960,409
Standard Chartered PLC (United Kingdom)	1,051,683	25,215,071
Wells Fargo & Co. (United States)	1,607,773	66,433,180

		292,482,837
DIVERSIFIED FINANCIALS: 11.2%
Bank of America Corp. (United States)	3,430,300	47,338,140
Bank of New York Mellon Corp. (United States)	1,764,400	53,267,236
Capital One Financial Corp. (United States)	1,058,200	72,740,668
Charles Schwab Corp. (United States)	3,233,300	68,351,962
Credit Suisse Group AG (Switzerland)	2,285,004	69,786,930
Goldman Sachs Group, Inc. (United States)	309,200	48,918,532
Haci Omer Sabanci Holding AS (Turkey)	3,344,188	16,157,657

		376,561,125

	SHARES	VALUE
INSURANCE: 3.8%
AEGON NV (Netherlands)	7,571,958	$56,033,186
Dai-ichi Life Insurance Co., Ltd. (Japan)	1,030,000	14,670,125
Swiss Life Holding AG (Switzerland)	70,600	13,365,091
Swiss Re AG (Switzerland)	521,000	43,092,608

		127,161,010
REAL ESTATE: 1.9%
BR Malls Participacoes SA (Brazil)	5,012,400	45,458,304
Hang Lung Group, Ltd. (Hong Kong)	3,853,900	20,422,555

		65,880,859

		862,085,831
HEALTH CARE: 13.6%
HEALTH CARE EQUIPMENT & SERVICES: 0.4%
Medtronic, Inc. (United States)	181,200	9,648,900
UnitedHealth Group, Inc. (United States)	40,000	2,864,400

		12,513,300
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 13.2%
Bayer AG (Germany)	435,720	51,377,682
GlaxoSmithKline PLC (United Kingdom)	1,729,000	43,595,668
GlaxoSmithKline PLC ADR (United Kingdom)	782,100	39,237,957
Merck & Co., Inc. (United States)	968,000	46,086,480
Novartis AG (Switzerland)	313,700	24,108,089
Novartis AG ADR (Switzerland)	609,700	46,770,087
Pfizer, Inc. (United States)	560,900	16,103,439
Roche Holding AG (Switzerland)	340,800	91,912,556
Sanofi (France)	854,862	86,702,839

		445,894,797

		458,408,097
INDUSTRIALS: 8.2%
CAPITAL GOODS: 6.1%
General Electric Co. (United States)	671,200	16,034,968
Koninklijke Philips NV (Netherlands)	904,301	29,153,241
Mitsubishi Electric Corp. (Japan)	3,126,900	32,765,726
Nidec Corp. (Japan)	664,600	54,766,366
Schneider Electric SA (France)	599,578	50,704,322
Wienerberger AG (Austria)	1,220,173	21,426,237

		204,850,860
COMMERCIAL & PROFESSIONAL SERVICES: 0.9%
ADT Corp.(a) (United States)	480,000	19,516,800
Tyco International, Ltd. (Switzerland)	287,000	10,039,260

		29,556,060
TRANSPORTATION: 1.2%
FedEx Corp. (United States)	366,700	41,844,137

		276,251,057
INFORMATION TECHNOLOGY: 18.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.0%
Samsung Electronics Co., Ltd. (South Korea)	600	763,207
SOFTWARE & SERVICES: 9.4%
Amdocs, Ltd. (Guernsey/United States)	319,919	11,721,832
AOL, Inc.(a) (United States)	560,769	19,391,392
Baidu, Inc. ADR(a) (Cayman Islands/China)	314,000	48,726,520
eBay, Inc.(a) (United States)	322,500	17,992,275
Google, Inc., Class A(a) (United States)	53,600	46,948,776
Microsoft Corp. (United States)	3,079,600	102,581,476
Nintendo Co., Ltd. (Japan)	241,600	27,356,509
Symantec Corp. (United States)	1,057,200	26,165,700
Synopsys, Inc.(a) (United States)	346,800	13,074,360

		313,958,840
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.8%
Corning, Inc. (United States)	2,529,800	36,909,782
Hewlett-Packard Co. (United States)	5,298,400	111,160,432

1 / Dodge & Cox Global Stock Fund

Portfolio of Investments (unaudited)	September 30, 2013

COMMON STOCKS (continued)

	SHARES	VALUE
NetApp, Inc. (United States)	977,200	$41,648,264
Nokia Oyj(a) (Finland)	7,177,025	47,168,467
TE Connectivity, Ltd. (Switzerland)	684,115	35,423,475
Telefonaktiebolaget LM Ericsson (Sweden)	1,801,247	23,963,561

		296,273,981

		610,996,028
MATERIALS: 5.3%
Akzo Nobel NV (Netherlands)	269,129	17,685,735
Celanese Corp., Series A (United States)	712,600	37,618,154
Domtar Corp. (United States)	390,016	30,975,071
Dow Chemical Co. (United States)	771,000	29,606,400
Lafarge SA (France)	883,995	61,577,562

		177,462,922
TELECOMMUNICATION SERVICES: 6.3%
America Movil SAB de CV, Series L (Mexico)	45,502,800	45,122,147
Bharti Airtel, Ltd. (India)	2,105,182	10,716,740
Millicom International Cellular SA SDR (Luxembourg)	620,600	54,801,142
MTN Group, Ltd. (South Africa)	1,812,100	35,374,777
Sprint Corp.(a) (United States)	2,818,791	17,504,692
Telecom Italia SPA- RSP (Italy)	48,077,004	31,928,625
Telekom Austria AG (Austria)	1,990,197	16,687,736

		212,135,859

TOTAL COMMON STOCKS (Cost $2,531,589,440)		3,230,722,196

PREFERRED STOCKS: 1.9%
ENERGY: 1.9%
Petroleo Brasileiro SA ADR (Brazil)	3,712,500	62,110,125

TOTAL PREFERRED STOCKS (Cost $71,314,420)		62,110,125

SHORT-TERM INVESTMENTS: 0.7%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$3,385,819	3,385,819
REPURCHASE AGREEMENT: 0.6%
Fixed Income Clearing Corporation(b) 0.00%, 10/1/13, maturity value $20,973,000	20,973,000	20,973,000
TREASURY BILL: 0.0%(c)
Swedish Treasury Bill (Sweden) 11/20/13	70,000	10,876
TOTAL SHORT-TERM INVESTMENTS (Cost $24,369,552)		24,369,695

TOTAL INVESTMENTS (Cost $2,627,273,412)	98.6%	3,317,202,016
OTHER ASSETS LESS LIABILITIES	1.4%	46,932,275

NET ASSETS	100.0%	$3,364,134,291

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Note 0.25%, 9/30/15. Total collateral value is $21,393,225.
(c)	Rounds to 0.0%

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

Dodge & Cox Global Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination or, if not available, at the mean between the exchange-listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Forward foreign currency contracts are valued based on the applicable exchange rate of the underlying currency.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. As a result, the Fund’s NAV may be affected by changes in the value of currencies in relation to the U.S. dollar.

3 / Dodge & Cox Global Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2013:

Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities(b)
Common Stocks	$3,230,722,196	$—	$—
Preferred Stocks	62,110,125	—	—
Short-term Investments
Money Market Fund	3,385,819	—	—
Repurchase Agreement	—	20,973,000	—
Treasury Bill	—	10,876	—

Total Securities	$3,296,218,140	$20,983,876	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at September 30, 2013 and December 31, 2012, and there were no transfers to Level 3 during the period.

(b)	For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2013, the cost of investments for federal income tax purposes was $2,628,861,052. Net unrealized appreciation aggregated $688,340,964, of which $772,902,985 represented appreciated securities and $84,562,021 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Stock Fund / 4

INTERNATIONAL STOCK FUND
Portfolio of Investments (unaudited)	September 30, 2013

COMMON STOCKS: 97.3%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 12.8%
AUTOMOBILES & COMPONENTS: 4.2%
Bayerische Motoren Werke AG (Germany)	7,621,400	$819,384,532
Honda Motor Co., Ltd. (Japan)	300,000	11,399,359
Honda Motor Co., Ltd. ADR (Japan)	6,758,400	257,765,376
Mahindra & Mahindra, Ltd. (India)	11,262,718	149,497,942
NGK Spark Plug Co., Ltd.(b) (Japan)	16,720,000	368,947,352
Yamaha Motor Co., Ltd.(b) (Japan)	30,430,000	443,935,297

		2,050,929,858
CONSUMER DURABLES & APPAREL: 1.6%
Panasonic Corp. (Japan)	80,287,034	774,323,294
MEDIA: 7.0%
Grupo Televisa SAB ADR (Mexico)	20,060,592	560,693,546
Liberty Global PLC, Series A(a) (United Kingdom)	2,481,805	196,931,227
Liberty Global PLC, Series C(a) (United Kingdom)	3,574,971	269,660,063
Naspers, Ltd.(b) (South Africa)	23,549,818	2,177,694,084
Television Broadcasts, Ltd.(b) (Hong Kong)	32,316,900	204,170,773

		3,409,149,693

		6,234,402,845
CONSUMER STAPLES: 1.4%
FOOD, BEVERAGE & TOBACCO: 1.4%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	24,263,537	281,065,699
Unilever PLC (United Kingdom)	10,720,000	423,452,695

		704,518,394
ENERGY: 5.4%
Royal Dutch Shell PLC ADR (United Kingdom)	10,491,038	689,051,376
Saipem SPA (Italy)	10,004,080	217,356,428
Schlumberger, Ltd. (Curacao/United States)	12,452,217	1,100,277,894
Total SA (France)	6,218,600	360,868,594
Weatherford International, Ltd.(a) (Switzerland)	16,372,500	250,990,425

		2,618,544,717
FINANCIALS: 24.5%
BANKS: 14.3%
Banco Santander SA (Spain)	75,606,675	616,571,115
Barclays PLC (United Kingdom)	179,695,728	772,364,968
BNP Paribas SA (France)	6,394,558	432,544,035
Erste Group Bank AG (Austria)	2,985,708	94,356,096
HSBC Holdings PLC (United Kingdom)	106,154,921	1,150,392,731
ICICI Bank, Ltd. (India)	31,761,148	446,903,527
Kasikornbank PCL Foreign (Thailand)	90,826,527	512,496,228
Lloyds Banking Group PLC(a) (United Kingdom)	412,000,000	490,769,188
Mitsubishi UFJ Financial Group, Inc. (Japan)	74,899,900	477,768,323
Standard Bank Group, Ltd. (South Africa)	28,198,309	336,686,167
Standard Chartered PLC (United Kingdom)	32,363,224	775,938,190
UniCredit SPA (Italy)	76,357,588	486,751,474
Yapi ve Kredi Bankasi AS (Turkey)	175,779,068	391,577,340

		6,985,119,382
DIVERSIFIED FINANCIALS: 4.8%
Credit Suisse Group AG (Switzerland)	45,027,105	1,375,185,094
Deutsche Boerse AG (Germany)	4,892,000	368,035,012
Haci Omer Sabanci Holding AS (Turkey)	74,089,354	357,967,424

	SHARES	VALUE
ING Groep NV(a) (Netherlands)	21,062,319	$237,954,796

		2,339,142,326
INSURANCE: 4.0%
AEGON NV (Netherlands)	84,986,863	628,910,604
Dai-ichi Life Insurance Co., Ltd. (Japan)	15,269,300	217,478,203
Swiss Life Holding AG (Switzerland)	1,520,000	287,747,001
Swiss Re AG (Switzerland)	9,921,868	820,650,994

		1,954,786,802
REAL ESTATE: 1.4%
BR Malls Participacoes SA(b) (Brazil)	41,324,100	374,775,261
Hang Lung Group, Ltd. (Hong Kong)	55,517,500	294,197,869
Hang Lung Properties, Ltd. (Hong Kong)	15,464,000	52,836,679

		721,809,809

		12,000,858,319
HEALTH CARE: 15.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.7%
Bayer AG (Germany)	9,905,350	1,167,983,855
GlaxoSmithKline PLC (United Kingdom)	22,870,000	576,652,938
GlaxoSmithKline PLC ADR (United Kingdom)	19,853,749	996,062,587
Novartis AG (Switzerland)	1,860,000	142,942,445
Novartis AG ADR (Switzerland)	16,305,000	1,250,756,550
Roche Holding AG (Switzerland)	7,155,400	1,929,786,101
Sanofi (France)	15,774,120	1,599,861,707

		7,664,046,183
INDUSTRIALS: 10.9%
CAPITAL GOODS: 9.4%
Compagnie de Saint-Gobain SA (France)	7,927,882	392,597,366
Koninklijke Philips NV (Netherlands)	40,681,655	1,311,512,539
Mitsubishi Electric Corp.(b) (Japan)	100,113,800	1,049,058,589
Nexans SA(b) (France)	1,640,258	99,489,931
Nidec Corp.(b) (Japan)	7,290,500	600,773,691
Schneider Electric SA (France)	10,624,546	898,482,603
Wienerberger AG(b) (Austria)	14,123,835	248,014,527

		4,599,929,246
COMMERCIAL & PROFESSIONAL SERVICES: 1.3%
ADT Corp.(a) (United States)	6,126,860	249,118,128
Tyco International, Ltd. (Switzerland)	10,608,920	371,100,021

		620,218,149
TRANSPORTATION: 0.2%
DP World, Ltd. (United Arab Emirates)	8,122,304	131,175,210
		5,351,322,605
INFORMATION TECHNOLOGY: 14.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.4%
Infineon Technologies AG(b) (Germany)	63,788,456	638,160,708
Samsung Electronics Co., Ltd. (South Korea)	45,200	57,494,964

		695,655,672
SOFTWARE & SERVICES: 3.7%
Amdocs, Ltd. (Guernsey/United States)	5,945,900	217,857,776
Baidu, Inc. ADR(a) (Cayman Islands/China)	4,461,487	692,333,553
Fujitsu, Ltd.(a),(b) (Japan)	103,523,000	385,466,382
Nintendo Co., Ltd. (Japan)	4,648,100	526,307,065

		1,821,964,776
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.0%
Brother Industries, Ltd.(b) (Japan)	19,685,100	221,493,673
Hewlett-Packard Co. (United States)	43,541,104	913,492,362
Kyocera Corp. (Japan)	10,667,800	565,433,013
Nokia Oyj(a) (Finland)	164,529,200	1,081,310,173
TE Connectivity, Ltd. (Switzerland)	12,270,462	635,364,522

1 / Dodge & Cox International Stock Fund

Portfolio of Investments (unaudited)	September 30, 2013

COMMON STOCKS (continued)

	SHARES	VALUE
Telefonaktiebolaget LM Ericsson (Sweden)	72,255,219	$961,274,250

		4,378,367,993

		6,895,988,441
MATERIALS: 5.2%
Akzo Nobel NV (Netherlands)	4,003,670	263,100,017
BHP Billiton PLC (United Kingdom)	12,284,454	361,949,129
Lafarge SA(b) (France)	19,744,291	1,375,353,153
Lanxess AG(b) (Germany)	3,441,980	223,418,112
Linde AG (Germany)	820,205	162,447,593
Norsk Hydro ASA (Norway)	34,026,190	141,067,296

		2,527,335,300
TELECOMMUNICATION SERVICES: 7.3%
America Movil SAB de CV, Series L (Mexico)	763,815,000	757,425,318
Bharti Airtel, Ltd. (India)	36,972,804	188,215,520
Millicom International Cellular SA SDR(b) (Luxembourg)	6,225,392	549,723,802
MTN Group, Ltd. (South Africa)	42,860,300	836,694,186
Telecom Italia SPA (Italy)	201,500,000	166,285,614
Telecom Italia SPA- RSP (Italy)	303,040,245	201,253,357
Telekom Austria AG (Austria)	12,767,576	107,055,705
Vodafone Group PLC (United Kingdom)	222,792,300	779,065,939

		3,585,719,441

TOTAL COMMON STOCKS (Cost $42,010,174,572)		47,582,736,245

PREFERRED STOCKS: 1.3%
ENERGY: 1.3%
Petroleo Brasileiro SA ADR (Brazil)	37,336,000	624,631,280

TOTAL PREFERRED STOCKS (Cost $650,031,260)		624,631,280

SHORT-TERM INVESTMENTS: 1.0%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$49,373,836	49,373,836
REPURCHASE AGREEMENT: 0.9%
Fixed Income Clearing Corporation(c) 0.00%, 10/1/13, maturity value $439,452,000	439,452,000	439,452,000
TREASURY BILL: 0.0%(d)
Swedish Treasury Bill (Sweden) 11/20/13	131,255,000	20,393,412
TOTAL SHORT-TERM INVESTMENTS (Cost $508,952,426)		509,219,248

TOTAL INVESTMENTS (Cost $43,169,158,258)	99.6%	48,716,586,773
OTHER ASSETS LESS LIABILITIES	0.4%	164,963,739

NET ASSETS	100.0%	$48,881,550,512

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Note 0.50%, 7/31/17. Total collateral value is $448,244,176.
(d)	Rounds to 0.0%

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

NVDR: Non-Voting Depositary Receipt

SDR: Swedish Depository Receipt

Dodge & Cox International Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination or, if not available, at the mean between the exchange-listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Forward foreign currency contracts are valued based on the applicable exchange rate of the underlying currency.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of foreign securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. As a result, the Fund’s NAV may be affected by changes in the value of currencies in relation to the U.S. dollar.

3 / Dodge & Cox International Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2013:

Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities(b)
Common Stocks	$47,582,736,245	$—	$—
Preferred Stocks	624,631,280	—	—
Short-term Investments
Money Market Fund	49,373,836	—	—
Repurchase Agreement	—	439,452,000	—
Treasury Bill	—	20,393,412	—

Total Securities	$48,256,741,361	$459,845,412	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at September 30, 2013 and December 31, 2012, and there were no transfers to Level 3 during the period.

(b)	For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2013, the cost of investments for federal income tax purposes was $43,233,853,849. Net unrealized appreciation aggregated $5,482,732,924, of which $10,600,937,669 represented appreciated securities and $5,118,204,745 represented depreciated securities.

Dodge & Cox International Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2013. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
BR Malls Participacoes SA (Brazil)	14,789,100	26,535,000	—	41,324,100	3,656,551		374,775,261
Brother Industries, Ltd. (Japan)	22,885,100	—	(3,200,000)	19,685,100	4,917,469		221,493,673
Corporacion Geo SAB de CV, Series B (Mexico)	50,305,400	—	(50,305,400)	—	—	(b)	—
Fujitsu, Ltd. (Japan)	100,723,000	2,800,000	—	103,523,000	—	(b)	385,466,382
Infineon Technologies AG (Germany)	66,288,456	—	(2,500,000)	63,788,456	10,328,267		638,160,708
Lafarge SA (France)	21,344,291	—	(1,600,000)	19,744,291	23,264,269		1,375,353,153
Lanxess AG (Germany)	4,299,784	—	(857,804)	3,441,980	3,783,056		—	(c)
Millicom International Cellular SA SDR (Luxembourg)	4,427,494	1,797,898	—	6,225,392	12,368,462		549,723,802
Mitsubishi Electric Corp. (Japan)	102,589,800	7,150,000	(9,626,000)	100,113,800	12,260,064		—	(c)
Naspers, Ltd. (South Africa)	25,160,895	200,000	(1,811,077)	23,549,818	7,996,209		2,177,694,084
Nexans SA (France)	1,690,258	—	(50,000)	1,640,258	921,224		99,489,931
NGK Spark Plug Co., Ltd. (Japan)	16,720,000	—	—	16,720,000	3,534,655		368,947,352
Nidec Corp. (Japan)	4,674,200	2,616,300	—	7,290,500	5,404,632		600,773,691
Television Broadcasts, Ltd. (Hong Kong)	34,015,100	—	(1,698,200)	32,316,900	11,031,770		204,170,773
Wienerberger AG (Austria)	12,250,041	1,873,794	—	14,123,835	1,860,862		248,014,527
Yamaha Motor Co., Ltd. (Japan)	30,430,000	—	—	30,430,000	2,886,023		443,935,297

					$104,213,513		$7,687,998,634

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox International Stock Fund

BALANCED FUND
Portfolio of Investments (unaudited)	September 30, 2013

COMMON STOCKS: 68.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 9.5%
CONSUMER DURABLES & APPAREL: 0.8%
Coach, Inc.	1,035,036	56,440,513
Panasonic Corp. ADR(b) (Japan)	4,997,887	48,013,201

		104,453,714
MEDIA: 8.0%
Comcast Corp., Class A	7,109,774	321,006,296
DISH Network Corp., Class A(a)	1,632,732	73,489,267
News Corp., Class A(a)	1,428,050	22,934,483
Time Warner Cable, Inc.	1,883,883	210,241,343
Time Warner, Inc.	4,087,066	268,969,814
Twenty-First Century Fox, Inc.	5,712,200	191,358,700

		1,087,999,903
RETAILING: 0.7%
CarMax, Inc.(a)	726,000	35,189,220
Liberty Interactive, Series A(a)	2,719,650	63,830,185

		99,019,405

		1,291,473,022
CONSUMER STAPLES: 1.1%
FOOD & STAPLES RETAILING: 0.9%
Wal-Mart Stores, Inc.	1,671,900	123,653,724
FOOD, BEVERAGE & TOBACCO: 0.2%
Unilever PLC ADR(b) (United Kingdom)	772,400	29,799,192

		153,452,916
ENERGY: 5.5%
Apache Corp.	1,437,078	122,352,821
Baker Hughes, Inc.	2,762,079	135,618,079
Chevron Corp.	1,238,579	150,487,348
Schlumberger, Ltd.(b) (Curacao/United States)	3,186,521	281,560,996
Weatherford International, Ltd.(b),(a) (Switzerland)	3,593,918	55,094,763

		745,114,007
FINANCIALS: 16.2%
BANKS: 4.0%
BB&T Corp.	1,839,584	62,085,960
HSBC Holdings PLC ADR(b) (United Kingdom)	970,561	52,662,640
SunTrust Banks, Inc.	1,664,490	53,962,766
Wells Fargo & Co.	8,938,506	369,339,068

		538,050,434
DIVERSIFIED FINANCIALS: 10.4%
Bank of America Corp.	15,365,600	212,045,280
Bank of New York Mellon Corp.	6,839,800	206,493,562
Capital One Financial Corp.	5,832,659	400,936,979
Charles Schwab Corp.	11,349,900	239,936,886
Goldman Sachs Group, Inc.	1,363,000	215,640,230
JPMorgan Chase & Co.	1,449,900	74,945,331
McGraw-Hill Companies, Inc.	967,971	63,489,218

		1,413,487,486
INSURANCE: 1.8%
AEGON NV(b) (Netherlands)	13,300,794	98,425,876
Genworth Financial, Inc., Class A(a)	3,624,200	46,353,518
Metlife, Inc.	2,050,000	96,247,500

		241,026,894

		2,192,564,814
HEALTH CARE: 12.7%
HEALTH CARE EQUIPMENT & SERVICES: 1.6%
Boston Scientific Corp.(a)	6,520,929	76,555,706
Cigna Corp.	606,216	46,593,762
Medtronic, Inc.	900,200	47,935,650
UnitedHealth Group, Inc.	670,762	48,033,267

		219,118,385

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.1%
Forest Laboratories, Inc.(a)	482,725	20,655,803
GlaxoSmithKline PLC ADR(b) (United Kingdom)	4,910,600	246,364,802
Merck & Co., Inc.	5,886,975	280,278,879
Novartis AG ADR(b) (Switzerland)	3,445,000	264,265,950
Pfizer, Inc.	7,486,217	214,929,290
Roche Holding AG ADR(b) (Switzerland)	3,160,000	213,394,800
Sanofi ADR(b) (France)	5,215,165	264,043,804

		1,503,933,328

		1,723,051,713
INDUSTRIALS: 5.2%
CAPITAL GOODS: 2.2%
General Electric Co.	10,162,200	242,774,958
Koninklijke Philips NV(b) (Netherlands)	1,563,341	50,417,747

		293,192,705
COMMERCIAL & PROFESSIONAL SERVICES: 1.2%
ADT Corp.(a)	2,187,717	88,952,573
Tyco International, Ltd.(b) (Switzerland)	2,295,434	80,294,282

		169,246,855
TRANSPORTATION: 1.8%
FedEx Corp.	2,134,554	243,573,957

		706,013,517
INFORMATION TECHNOLOGY: 15.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.4%
Maxim Integrated Products, Inc.	1,656,258	49,356,488
SOFTWARE & SERVICES: 7.9%
Adobe Systems, Inc.(a)	1,851,197	96,151,172
Amdocs, Ltd.(b) (Guernsey/United States)	750,342	27,492,531
AOL, Inc.(a)	689,074	23,828,179
Cadence Design Systems, Inc.(a)	1,570,700	21,204,450
Computer Sciences Corp.	1,141,032	59,036,996
eBay, Inc.(a)	1,487,031	82,961,459
Google, Inc., Class A(a)	159,000	139,269,690
Microsoft Corp.	10,394,900	346,254,119
Symantec Corp.	7,894,000	195,376,500
Synopsys, Inc.(a)	2,260,100	85,205,770

		1,076,780,866
TECHNOLOGY, HARDWARE & EQUIPMENT: 6.9%
Corning, Inc.	7,105,000	103,661,950
Hewlett-Packard Co.	15,050,412	315,757,644
Molex, Inc., Class A	1,319,828	50,523,016
NetApp, Inc.	3,108,985	132,504,941
Nokia Corp. ADR(a),(b) (Finland)	18,740,260	121,999,093
TE Connectivity, Ltd.(b) (Switzerland)	2,920,536	151,225,354
Xerox Corp.	5,574,950	57,366,235

		933,038,233

		2,059,175,587
MATERIALS: 2.1%
Celanese Corp., Series A	2,015,960	106,422,529
Domtar Corp.	153,391	12,182,313
Dow Chemical Co.	3,054,354	117,287,194
Vulcan Materials Co.	919,377	47,632,922

		283,524,958
TELECOMMUNICATION SERVICES: 0.7%
Sprint Corp.(a)	8,063,601	50,074,962
Vodafone Group PLC ADR(b) (United Kingdom)	1,126,398	39,626,682

		89,701,644

TOTAL COMMON STOCKS (Cost $7,028,448,940)		9,244,072,178

PREFERRED STOCKS: 0.4%
CONSUMER DISCRETIONARY: 0.4%
MEDIA: 0.4%
NBC Universal Enterprise, Inc. 5.25%(d)	52,610	52,083,900

TOTAL PREFERRED STOCKS (Cost $52,617,099)		52,083,900

1 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	September 30, 2013

FIXED INCOME SECURITIES: 28.9%

	PAR VALUE	VALUE
U.S. TREASURY: 2.3%
U.S. Treasury Note
0.25%, 10/31/13	$55,000,000	55,006,435
0.25%, 1/31/14	119,075,000	119,158,710
0.25%, 2/28/14	135,000,000	135,110,700

		309,275,845
GOVERNMENT-RELATED: 2.6%
FEDERAL AGENCY: 0.2%
Arkansas Dev. Finance Authority
9.75%, 11/15/14	95,613	99,060
Small Business Admin. - 504 Program
Series 1996-20L 1, 6.70%, 12/1/16	361,112	377,740
Series 1997-20F 1, 7.20%, 6/1/17	520,073	558,076
Series 1997-20I 1, 6.90%, 9/1/17	712,583	756,480
Series 1998-20D 1, 6.15%, 4/1/18	812,288	862,871
Series 1998-20I 1, 6.00%, 9/1/18	578,340	620,948
Series 1999-20F 1, 6.80%, 6/1/19	714,677	778,469
Series 2000-20D 1, 7.47%, 4/1/20	1,866,088	2,061,216
Series 2000-20E 1, 8.03%, 5/1/20	925,638	1,036,020
Series 2000-20G 1, 7.39%, 7/1/20	1,149,003	1,278,451
Series 2000-20I 1, 7.21%, 9/1/20	853,576	948,606
Series 2001-20E 1, 6.34%, 5/1/21	2,356,073	2,575,889
Series 2001-20G 1, 6.625%, 7/1/21	1,918,169	2,122,337
Series 2003-20J 1, 4.92%, 10/1/23	7,858,204	8,475,856
Series 2007-20F 1, 5.71%, 6/1/27	6,079,409	6,764,217

		29,316,236
FOREIGN AGENCY: 0.6%
Export-Import Bank of Korea(b) (South Korea)
4.00%, 1/11/17	15,000,000	15,974,955
Petroleo Brasileiro SA(b) (Brazil)
5.375%, 1/27/21	29,910,000	30,047,137
4.375%, 5/20/23	29,800,000	27,260,623

		73,282,715
LOCAL AUTHORITY: 1.7%
L.A. Unified School District GO
6.758%, 7/1/34	19,000,000	23,322,310
New Jersey Turnpike Authority RB
7.414%, 1/1/40	3,350,000	4,372,253
7.102%, 1/1/41	22,436,000	28,352,598
State of California GO
7.50%, 4/1/34	41,295,000	52,405,833
7.55%, 4/1/39	20,250,000	26,355,375
7.30%, 10/1/39	13,730,000	17,278,793
7.625%, 3/1/40	8,790,000	11,492,661
State of Illinois GO
4.961%, 3/1/16	3,215,000	3,411,372
5.365%, 3/1/17	33,370,000	36,124,026
5.665%, 3/1/18	26,160,000	28,529,834

		231,645,055
SOVEREIGN: 0.1%
Kingdom of Spain(b) (Spain)
4.00%, 3/6/18(d)	18,350,000	18,690,137

		352,934,143
MORTGAGE-RELATED: 10.6%
FEDERAL AGENCY CMO & REMIC: 2.6%
Dept. of Veterans Affairs
Series 1995-1 1, 7.224%, 2/15/25	558,180	639,657
Series 1995-2C 3A, 8.793%, 6/15/25	250,046	304,851
Series 2002-1 2J, 6.50%, 8/15/31	14,719,089	17,063,973
Fannie Mae
Trust 2001-T5 A3, 7.50%, 6/19/30	830,235	982,152
Trust 2002-33 A1, 7.00%, 6/25/32	2,668,937	3,154,766
Trust 2002-86 PE, 6.00%, 8/25/32	458,566	463,366
Trust 2005-W4 1A2, 6.50%, 8/25/35	10,370,113	11,868,387
Trust 2009-66 ET, 6.00%, 5/25/39	12,796,810	13,844,639
Trust 2009-30 AG, 6.50%, 5/25/39	7,211,896	7,922,174
Trust 2001-T7 A1, 7.50%, 2/25/41	2,354,685	2,777,069

	PAR VALUE	VALUE
Trust 2001-T4 A1, 7.50%, 7/25/41	2,183,117	2,635,138
Trust 2001-T8 A1, 7.50%, 7/25/41	2,251,475	2,643,182
Trust 2001-W3 A, 7.00%, 9/25/41	1,848,244	2,116,193
Trust 2001-T10 A2, 7.50%, 12/25/41	2,022,921	2,383,918
Trust 2002-W6 2A1, 6.516%, 6/25/42	2,333,400	2,630,384
Trust 2002-W8 A2, 7.00%, 6/25/42	2,716,530	3,173,752
Trust 2003-W2 1A1, 6.50%, 7/25/42	4,594,280	5,295,804
Trust 2003-W2 1A2, 7.00%, 7/25/42	1,802,744	2,104,061
Trust 2003-W4 4A, 7.11%, 10/25/42	2,791,408	3,240,967
Trust 2012-121 NB, 7.00%, 11/25/42	5,683,085	6,366,561
Trust 2012-134 FK, 0.529%, 12/25/42	19,084,533	18,867,924
Trust 2013-15 FA, 0.529%, 3/25/43	27,461,987	27,500,901
Trust 2013-106 MA, 4.00%, 9/1/43	16,447,000	17,363,790
Trust 2013-98 FA, 0.729%, 9/25/43	12,514,409	12,503,334
Trust 2013-92 FA, 0.729%, 9/25/43	53,633,061	53,585,757
Trust 2004-T1 1A2, 6.50%, 1/25/44	3,040,708	3,499,587
Trust 2004-W2 5A, 7.50%, 3/25/44	7,423,984	8,752,194
Trust 2004-W8 3A, 7.50%, 6/25/44	1,118,380	1,321,288
Trust 2009-11 MP, 7.00%, 3/25/49	16,642,501	18,661,852
Freddie Mac
Series 2100 GS, 6.50%, 12/15/13	15,331	15,339
Series 1078 GZ, 6.50%, 5/15/21	304,450	330,822
Series 16 PK, 7.00%, 8/25/23	3,995,324	4,529,076
Series T-48 1A4, 5.538%, 7/25/33	40,416,571	45,116,614
Series 314 F2, 0.802%, 10/15/42	26,016,339	26,016,339
Series 4240 FA, 0.682%, 8/15/43	12,083,069	12,014,969
Series T-51 1A, 6.50%, 9/25/43	268,859	310,329
Series T-59 1A1, 6.50%, 10/25/43	14,542,175	16,982,178

		358,983,287
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 8.0%
Fannie Mae, 15 Year
4.00%, 2/1/27	61,042,922	64,787,293
4.50%, 1/1/25 - 1/1/27	36,004,536	38,260,318
6.00%, 7/1/16 - 3/1/22	11,566,777	12,260,264
6.50%, 12/1/14 - 11/1/18	13,468,314	14,282,694
7.00%, 11/1/18	1,055,852	1,120,823
7.50%, 9/1/15 - 8/1/17	4,838,108	5,060,372
Fannie Mae, 20 Year
4.00%, 11/1/30 - 8/1/31	17,623,120	18,811,336
4.50%, 6/1/31 - 10/1/31	62,098,020	67,321,588
6.50%, 1/1/22 - 10/1/26	5,183,822	5,791,890
Fannie Mae, 30 Year
5.50%, 7/1/33 - 8/1/37	34,752,978	37,955,609
6.00%, 9/1/36 - 5/1/41	119,028,440	130,397,453
6.50%, 12/1/28 - 8/1/39	72,701,437	80,564,408
7.00%, 4/1/37 - 8/1/37	19,026,122	21,119,630
Fannie Mae, Hybrid ARM
1.942%, 1/1/35	4,959,275	5,259,012
2.13%, 9/1/34	2,923,105	3,103,903
2.332%, 12/1/34	3,291,559	3,426,704
2.336%, 8/1/35	2,701,742	2,854,636
2.487%, 1/1/35	2,208,210	2,343,080
2.994%, 8/1/38	6,757,107	7,195,086
3.331%, 6/1/41	34,152,861	35,638,428
3.614%, 12/1/40	8,571,453	8,946,710
3.696%, 11/1/40	3,793,445	3,966,229
4.256%, 7/1/39	5,649,044	5,989,020
5.669%, 5/1/37	4,076,468	4,309,459
6.418%, 9/1/36	1,266,273	1,327,302
Fannie Mae, Multifamily DUS
Pool 735387, 4.908%, 4/1/15	5,164,356	5,383,045
Pool 555806, 5.259%, 10/1/13	379,221	380,248
Pool 461628, 5.32%, 4/1/14	4,766,824	4,782,368
Pool 462086, 5.355%, 11/1/15	17,848,250	19,124,495
Freddie Mac, Hybrid ARM
2.342%, 4/1/37	3,692,978	3,880,959
2.711%, 5/1/34	4,498,222	4,785,735
2.94%, 2/1/38	9,023,443	9,552,562
3.636%, 10/1/41	3,475,241	3,616,732
3.955%, 10/1/38	4,966,238	5,289,211
5.324%, 10/1/35	7,082,111	7,435,635

Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	September 30, 2013

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
5.846%, 7/1/38	1,289,784	1,358,229
6.025%, 9/1/37	2,329,896	2,417,220
6.092%, 1/1/38	1,712,498	1,790,232
Freddie Mac Gold, 15 Year
4.00%, 3/1/25 - 11/1/26	87,733,944	92,926,340
4.50%, 9/1/24 - 9/1/26	26,455,127	27,970,761
6.00%, 2/1/18	1,566,695	1,655,314
6.50%, 7/1/14 - 9/1/18	6,547,807	6,925,661
7.00%, 4/1/15	42	43
Freddie Mac Gold, 20 Year
5.00%, 11/1/25	22,714,080	24,753,664
6.50%, 10/1/26	8,905,913	9,851,428
Freddie Mac Gold, 30 Year
4.50%, 3/1/42	73,941,000	78,804,931
5.50%, 11/1/37 - 3/1/41	99,667,315	107,783,212
6.00%, 9/1/37 - 3/1/40	39,364,120	42,861,610
6.50%, 12/1/32 - 4/1/33	13,371,849	14,834,084
7.00%, 11/1/37 - 9/1/38	17,012,901	18,715,329
7.47%, 3/17/23	146,523	156,447
7.75%, 7/25/21	607,400	696,672
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	1,523,579	1,745,508
7.97%, 4/15/20 - 1/15/21	775,598	863,253

		1,082,434,175

		1,441,417,462
ASSET-BACKED: 0.5%
CREDIT CARD: 0.3%
JPMorgan Chase & Co.
Series 2012-A8 A8, 0.54%, 10/16/17	39,003,000	38,915,672
STUDENT LOAN: 0.2%
SLM Student Loan Trust Securities (Private Loans)
Series 2012-E A2A, 2.09%, 6/15/45(d)	13,775,000	13,611,601
Series 2012-B A2, 3.48%, 10/15/30(d)	9,725,000	10,192,413

		23,804,014

		62,719,686
CORPORATE: 12.9%
FINANCIALS: 4.9%
Ally Financial, Inc.
4.50%, 2/11/14	43,330,000	43,724,736
American International Group, Inc.
4.25%, 9/15/14	4,750,000	4,905,472
8.25%, 8/15/18	18,935,000	23,608,726
Bank of America Corp.
5.30%, 3/15/17	37,540,000	41,372,872
7.625%, 6/1/19	12,440,000	15,254,712
6.625%, 5/23/36(c)	37,275,000	40,074,241
Boston Properties, Inc.
5.625%, 4/15/15	5,900,000	6,318,422
5.875%, 10/15/19	7,960,000	9,193,012
5.625%, 11/15/20	3,850,000	4,351,651
3.85%, 2/1/23	7,800,000	7,598,253
3.125%, 9/1/23	9,225,000	8,450,635
3.80%, 2/1/24	6,400,000	6,151,725
Capital One Financial Corp.
4.75%, 7/15/21	759,000	803,099
3.50%, 6/15/23	42,833,000	40,471,146
Cigna Corp.
7.65%, 3/1/23	9,705,000	12,039,693
7.875%, 5/15/27	18,161,000	22,530,358
8.30%, 1/15/33	8,845,000	10,798,374
6.15%, 11/15/36	1,590,000	1,826,425
Citigroup, Inc.
6.125%, 11/21/17	26,825,000	30,848,187
4.05%, 7/30/22	12,195,000	11,843,967
7.875%, 10/30/40(c)	31,820,725	34,888,243
Equity Residential
4.625%, 12/15/21	14,054,000	14,835,852
3.00%, 4/15/23	5,400,000	4,964,393
General Electric Co.
5.50%, 1/8/20	25,095,000	28,441,895

	PAR VALUE	VALUE
4.375%, 9/16/20	8,475,000	9,016,603
4.625%, 1/7/21	5,750,000	6,170,009
4.65%, 10/17/21	4,775,000	5,088,827
Health Net, Inc.
6.375%, 6/1/17	10,250,000	10,890,625
HSBC Holdings PLC(b) (United Kingdom)
5.10%, 4/5/21	3,625,000	3,993,057
6.50%, 5/2/36	30,190,000	34,184,107
6.50%, 9/15/37	8,940,000	10,132,337
JPMorgan Chase & Co.
8.75%, 9/1/30(c)	23,042,000	29,825,403
Legg Mason, Inc.
5.50%, 5/21/19	17,377,000	18,943,045
Royal Bank of Scotland PLC(b) (United Kingdom)
4.375%, 3/16/16	7,900,000	8,434,277
5.625%, 8/24/20	6,225,000	6,873,240
6.125%, 12/15/22	32,728,000	32,970,842
SLM Corp.
3.875%, 9/10/15	7,625,000	7,777,500
6.00%, 1/25/17	14,285,000	15,142,100
4.625%, 9/25/17	3,900,000	3,948,750
8.45%, 6/15/18	11,855,000	13,366,512
Unum Group
7.19%, 2/1/28	8,305,000	9,390,098
7.25%, 3/15/28	2,030,000	2,333,136
6.75%, 12/15/28	11,368,000	12,548,499

		666,325,056
INDUSTRIALS: 8.0%
AT&T, Inc.
6.55%, 2/15/39	5,500,000	6,113,107
5.35%, 9/1/40	18,000,000	17,469,900
Boston Scientific Corp.
6.25%, 11/15/15	1,055,000	1,161,921
6.40%, 6/15/16	24,811,000	27,858,138
Burlington Northern Santa Fe LLC(f)
8.251%, 1/15/21	849,264	1,025,178
4.967%, 4/1/23	8,107,460	8,977,246
5.72%, 1/15/24	10,753,587	12,271,862
5.342%, 4/1/24	11,461,319	12,703,679
5.629%, 4/1/24	17,759,220	19,975,988
Canadian Pacific Railway Ltd.(b) (Canada)
5.75%, 1/15/42	4,850,000	5,317,462
Cemex SAB de CV(b) (Mexico)
6.50%, 12/10/19(d)	16,500,000	16,252,500
Comcast Corp.
6.30%, 11/15/17	5,865,000	6,910,208
5.875%, 2/15/18	4,475,000	5,221,072
6.45%, 3/15/37	4,998,000	5,967,162
6.95%, 8/15/37	1,700,000	2,138,875
Cox Communications, Inc.
5.50%, 10/1/15	4,705,000	5,070,084
5.875%, 12/1/16(d)	24,570,000	27,332,749
3.25%, 12/15/22(d)	15,740,000	13,977,325
2.95%, 6/30/23(d)	20,300,000	17,521,844
CSX Corp.
9.75%, 6/15/20	5,231,000	7,068,384
Dillard’s, Inc.
7.13%, 8/1/18	3,606,000	4,047,735
7.875%, 1/1/23	8,660,000	9,612,600
7.75%, 7/15/26	50,000	54,250
7.75%, 5/15/27	540,000	577,800
7.00%, 12/1/28	15,135,000	15,286,350
Dow Chemical Co.
8.55%, 5/15/19	21,553,000	27,488,136
7.375%, 11/1/29	15,330,000	19,372,532
9.40%, 5/15/39	4,890,000	7,134,510
Eaton Corp. PLC(b) (Ireland)
1.50%, 11/2/17(d)	2,885,000	2,844,399
2.75%, 11/2/22(d)	7,500,000	6,989,190
Enel SPA(b) (Italy)

3 / Dodge & Cox Balanced Fund	See accompanying Notes to Finanical Statements

Portfolio of Investments (unaudited)	September 30, 2013

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
6.80%, 9/15/37(d)	14,100,000	14,065,314
6.00%, 10/7/39(d)	2,500,000	2,276,525
8.75%, 9/24/73(d)	8,100,000	8,266,455
FedEx Corp.
8.00%, 1/15/19	6,965,000	8,759,240
6.72%, 7/15/23	11,868,172	13,846,572
Ford Motor Credit Co. LLC(f)
5.625%, 9/15/15	19,250,000	20,795,525
8.125%, 1/15/20	8,320,000	10,346,868
5.75%, 2/1/21	35,625,000	39,364,913
5.875%, 8/2/21	7,350,000	8,170,466
HCA, Inc.
5.75%, 3/15/14	200,000	203,750
6.375%, 1/15/15	10,375,000	10,945,625
6.50%, 2/15/16	43,180,000	46,796,325
Hewlett-Packard Co.
3.30%, 12/9/16	14,955,000	15,559,018
Lafarge SA(b) (France)
6.20%, 7/9/15(d)	4,600,000	4,883,136
6.50%, 7/15/16	35,915,000	39,057,563
Liberty Interactive Corp.
8.50%, 7/15/29	9,462,000	10,029,720
8.25%, 2/1/30	7,291,000	7,655,550
Macy’s, Inc.
6.90%, 1/15/32	49,699,000	56,577,649
Naspers Ltd.(b) (South Africa)
6.00%, 7/18/20(d)	12,300,000	12,960,617
Norfolk Southern Corp.
9.75%, 6/15/20	7,224,000	9,916,132
Reed Elsevier PLC(b) (United Kingdom)
8.625%, 1/15/19	4,901,000	6,241,188
3.125%, 10/15/22	22,133,000	20,490,023
Sprint Corp.
6.00%, 12/1/16	15,150,000	16,059,000
Telecom Italia SPA(b) (Italy)
6.175%, 6/18/14	3,678,000	3,785,519
6.999%, 6/4/18	8,150,000	8,948,284
7.175%, 6/18/19	25,427,000	27,956,656
7.20%, 7/18/36	6,050,000	5,621,442
Time Warner Cable, Inc.
8.75%, 2/14/19	20,265,000	23,841,894
8.25%, 4/1/19	27,645,000	32,001,907
6.55%, 5/1/37	12,200,000	11,225,537
7.30%, 7/1/38	7,400,000	7,363,629
Time Warner, Inc.
7.625%, 4/15/31	30,329,000	37,748,778
7.70%, 5/1/32	14,374,000	18,098,519
Twenty-First Century Fox Inc.
6.40%, 12/15/35	5,355,000	5,908,064
6.15%, 3/1/37	11,000,000	11,961,961
6.65%, 11/15/37	1,638,000	1,861,104
Union Pacific Corp.
5.866%, 7/2/30	28,854,269	33,554,650
6.176%, 1/2/31	10,233,855	11,737,722
Verizon Communications, Inc.
6.55%, 9/15/43	53,550,000	60,454,576
Vulcan Materials Co.
6.50%, 12/1/16	5,250,000	5,775,000
7.50%, 6/15/21	13,905,000	15,504,075
Xerox Corp.
6.35%, 5/15/18	28,585,000	32,830,330
5.625%, 12/15/19	11,115,000	12,348,843
4.50%, 5/15/21	19,500,000	20,267,442

		1,085,805,292

		1,752,130,348

TOTAL FIXED INCOME SECURITIES (Cost $3,739,817,824)		3,918,477,484

SHORT-TERM INVESTMENTS: 2.2%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	13,585,182	13,585,182

	PAR VALUE	VALUE
REPURCHASE AGREEMENT: 2.1%
Fixed Income Clearing Corporation(e) 0.00%, 10/1/13, maturity value $279,986,000	279,986,000	279,986,000

TOTAL SHORT-TERM INVESTMENTS (Cost $293,571,182)		293,571,182

TOTAL INVESTMENTS (Cost $11,114,455,045)	99.7%	13,508,204,744
OTHER ASSETS LESS LIABILITIES	0.3%	36,640,898

NET ASSETS	100.0%	$13,544,845,642

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, all such securities in total represented $221,948,105 or 1.6% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(e)	Repurchase agreement is collateralized by U.S. Treasury Note 0.25%, 9/30/15. Total collateral value is $285,587,569.
(f)	Subsidiary (see below)

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
10 Year U.S. Treasury Note - Short Position	1,079	Dec 2013	$(136,375,484)	$(1,968,843)

Dodge & Cox Balanced Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities (including certain preferred stocks) are priced on the basis of valuations furnished by independent pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Futures contracts are valued daily at the closing settlement price on the exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2013:

Classification(a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks(b)	$9,244,072,178	$—		$—
Preferred Stocks	—	52,083,900		—
Fixed Income Securities
U.S. Treasury	309,275,845	—		—
Government-Related	—	352,934,143		—
Mortgage-Related	—	1,441,417,462		—
Asset-Backed	—	62,719,686		—
Corporate	—	1,752,130,348		—
Short-term Investments
Money Market Fund	13,585,182	—		—
Repurchase Agreement	—	279,986,000		—

Total Securities	$9,566,933,205	$3,941,271,539		$—

Other Financial Instruments
Treasury Futures Contracts	$—	$(1,968,843	)(c)	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents unrealized depreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2013, the cost of investments for federal income tax purposes was $11,117,312,850. Net unrealized appreciation aggregated $2,390,891,894, of which $2,707,477,848 represented appreciated securities and $316,585,954 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Balanced Fund

INCOME FUND Portfolio of Investments (unaudited)	September 30, 2013

FIXED INCOME SECURITIES: 97.7%

	PAR VALUE	VALUE
U.S. TREASURY: 3.3%
U.S. Treasury Note
1.00%, 5/15/14	171,570,000	172,541,772
0.25%, 6/30/14	211,245,000	211,484,341
0.125%, 7/31/14	246,495,000	246,552,680
0.25%, 10/31/14	200,000,000	200,234,400

		830,813,193
GOVERNMENT-RELATED: 9.5%
FEDERAL AGENCY: 0.8%
Arkansas Dev. Finance Authority
9.75%, 11/15/14	11,902	12,331
Small Business Admin. - 504 Program
Series 1993-20L 1, 6.30%, 12/1/13	66,414	67,052
Series 1994-20A 1, 6.50%, 1/1/14	45,013	45,648
Series 1994-20D 1, 7.70%, 4/1/14	23,818	24,194
Series 1994-20E 1, 7.75%, 5/1/14	132,526	134,728
Series 1994-20F 1, 7.60%, 6/1/14	87,192	89,195
Series 1994-20G 1, 8.00%, 7/1/14	62,576	64,412
Series 1994-20H 1, 7.95%, 8/1/14	30,711	31,603
Series 1994-20I 1, 7.85%, 9/1/14	23,793	24,438
Series 1994-20K 1, 8.65%, 11/1/14	56,619	58,315
Series 1994-20L 1, 8.40%, 12/1/14	38,138	39,347
Series 1995-20A 1, 8.50%, 1/1/15	22,657	23,395
Series 1995-20C 1, 8.10%, 3/1/15	47,391	48,983
Series 1997-20E 1, 7.30%, 5/1/17	155,773	164,924
Series 1997-20H 1, 6.80%, 8/1/17	22,013	23,304
Series 1997-20J 1, 6.55%, 10/1/17	346,404	366,027
Series 1997-20L 1, 6.55%, 12/1/17	16,997	18,033
Series 1998-20B 1, 6.15%, 2/1/18	41,508	44,060
Series 1998-20C 1, 6.35%, 3/1/18	1,171,964	1,249,538
Series 1998-20H 1, 6.15%, 8/1/18	519,426	557,612
Series 1998-20L 1, 5.80%, 12/1/18	377,326	404,793
Series 1999-20C 1, 6.30%, 3/1/19	287,982	313,923
Series 1999-20E 1, 6.30%, 5/1/19	9,771	10,625
Series 1999-20G 1, 7.00%, 7/1/19	660,871	722,831
Series 1999-20I 1, 7.30%, 9/1/19	199,127	219,265
Series 2000-20C 1, 7.625%, 3/1/20	16,894	18,803
Series 2000-20G 1, 7.39%, 7/1/20	12,189	13,562
Series 2001-20G 1, 6.625%, 7/1/21	2,312,997	2,559,191
Series 2001-20L 1, 5.78%, 12/1/21	6,732,527	7,334,535
Series 2002-20A 1, 6.14%, 1/1/22	41,496	45,530
Series 2002-20L 1, 5.10%, 12/1/22	1,869,823	2,034,901
Series 2003-20G 1, 4.35%, 7/1/23	115,842	123,465
Series 2004-20L 1, 4.87%, 12/1/24	3,145,620	3,390,652
Series 2005-20B 1, 4.625%, 2/1/25	4,137,612	4,416,673
Series 2005-20D 1, 5.11%, 4/1/25	227,725	245,615
Series 2005-20E 1, 4.84%, 5/1/25	8,232,288	8,811,972
Series 2005-20G 1, 4.75%, 7/1/25	7,713,708	8,254,118
Series 2005-20H 1, 5.11%, 8/1/25	95,699	104,445
Series 2005-20I 1, 4.76%, 9/1/25	8,252,927	8,833,847
Series 2006-20A 1, 5.21%, 1/1/26	8,886,241	9,602,003
Series 2006-20B 1, 5.35%, 2/1/26	2,644,636	2,874,949
Series 2006-20C 1, 5.57%, 3/1/26	12,078,080	13,266,477
Series 2006-20G 1, 6.07%, 7/1/26	23,053,481	25,864,405
Series 2006-20H 1, 5.70%, 8/1/26	180,856	199,114
Series 2006-20I 1, 5.54%, 9/1/26	394,627	433,518
Series 2006-20J 1, 5.37%, 10/1/26	8,381,408	9,136,738
Series 2006-20L 1, 5.12%, 12/1/26	6,634,191	7,168,942
Series 2007-20A 1, 5.32%, 1/1/27	12,988,004	14,247,126
Series 2007-20C 1, 5.23%, 3/1/27	19,700,524	21,522,401
Series 2007-20D 1, 5.32%, 4/1/27	21,968,893	24,172,259
Series 2007-20G 1, 5.82%, 7/1/27	13,585,344	15,323,892

		194,757,709
FOREIGN AGENCY: 2.1%
Export-Import Bank of Korea(c) (South Korea)
4.00%, 1/11/17	146,385,000	155,899,586
Petroleo Brasileiro SA(c), (Brazil)
5.75%, 1/20/20	43,955,000	45,672,058

	PAR VALUE	VALUE
5.375%, 1/27/21	288,355,000	289,677,108
4.375%, 5/20/23	58,575,000	53,583,590

		544,832,342
LOCAL AUTHORITY: 6.0%
L.A. Unified School District GO
5.75%, 7/1/34	1,830,000	2,023,303
6.758%, 7/1/34	134,085,000	164,587,997
New Jersey Turnpike Authority RB
7.414%, 1/1/40	31,485,000	41,092,648
7.102%, 1/1/41	171,503,000	216,730,056
New Valley Generation
4.929%, 1/15/21	416,575	470,422
State of California GO
7.50%, 4/1/34	153,080,000	194,267,705
7.55%, 4/1/39	259,265,000	337,433,397
7.30%, 10/1/39	30,075,000	37,848,485
7.625%, 3/1/40	60,410,000	78,984,263
7.60%, 11/1/40	26,465,000	34,855,993
State of Illinois GO
4.961%, 3/1/16	54,290,000	57,606,033
5.365%, 3/1/17	186,160,000	201,523,785
5.665%, 3/1/18	165,595,000	180,596,251

		1,548,020,338
SOVEREIGN: 0.6%
Kingdom of Spain(c) (Spain)
4.00%, 3/6/18(b)	141,165,000	143,781,647

		2,431,392,036
MORTGAGE-RELATED: 33.6%
FEDERAL AGENCY CMO & REMIC: 6.0%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	183,107	219,677
Series 1997-2 Z, 7.50%, 6/15/27	14,031,304	16,222,643
Series 1998-2 2A, 8.773%, 8/15/27	50,480	61,068
Series 1998-1 1A, 8.221%, 3/15/28	363,584	417,554
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	708,199	801,640
Trust 1998-58 PC, 6.50%, 10/25/28	3,787,501	4,288,656
Trust 2001-T5 A2, 6.991%, 2/19/30	67,955	78,971
Trust 2001-T5 A3, 7.50%, 6/19/30	317,290	375,347
Trust 2001-69 PQ, 6.00%, 12/25/31	4,488,501	5,026,735
Trust 2002-33 A1, 7.00%, 6/25/32	3,196,078	3,777,863
Trust 2002-69 Z, 5.50%, 10/25/32	749,227	822,740
Trust 2008-24 GD, 6.50%, 3/25/37	6,102,606	6,626,670
Trust 2009-30 AG, 6.50%, 5/25/39	30,722,174	33,747,908
Trust 2009-53 QM, 5.50%, 5/25/39	7,782,282	8,476,867
Trust 2009-40 TB, 6.00%, 6/25/39	15,952,813	17,666,360
Trust 2001-T3 A1, 7.50%, 11/25/40	175,160	196,980
Trust 2010-123 WT, 7.00%, 11/25/40	95,819,021	107,553,977
Trust 2001-T7 A1, 7.50%, 2/25/41	121,098	142,821
Trust 2001-T4 A1, 7.50%, 7/25/41	2,793,117	3,371,440
Trust 2001-T10 A1, 7.00%, 12/25/41	3,535,731	4,205,522
Trust 2002-T12 A3, 7.50%, 5/25/42	65,543	79,411
Trust 2002-90 A1, 6.50%, 6/25/42	6,962,883	8,123,791
Trust 2002-W6 2A1, 6.516%, 6/25/42	4,274,509	4,818,547
Trust 2002-W8 A2, 7.00%, 6/25/42	2,239,141	2,616,013
Trust 2003-W2 1A2, 7.00%, 7/25/42	11,300,388	13,189,169
Trust 2003-W4 3A, 6.655%, 10/25/42	4,147,564	4,844,835
Trust 2012-121 NB, 7.00%, 11/25/42	3,031,295	3,395,854
Series 2012-134 FT, 0.529%, 12/25/42	91,170,174	90,492,871
Trust 2003-7 A1, 6.50%, 12/25/42	5,750,364	6,714,218
Trust 2003-W1 1A1, 6.001%, 12/25/42	8,419,178	9,701,823
Trust 2003-W1 2A, 6.76%, 12/25/42	4,128,549	4,745,453
Trust 2012-133 HF, 0.529%, 12/25/42	65,244,003	64,769,940
Trust 2012-133 JF, 0.529%, 12/25/42	22,511,039	22,337,546
Trust 2012-134 FD, 0.529%, 12/25/42	1,719,591	1,706,155
Trust 2012-148 LF, 0.479%, 1/25/43	76,575,040	75,871,315
Trust 2013-6 FL, 0.579%, 2/25/43	211,432,137	210,044,296
Trust 2013-15 FA, 0.529%, 3/25/43	2,466,773	2,470,268
Trust 2013-106 MA, 4.00%, 9/1/43	36,938,608	38,997,644
Trust 2013-98 FA, 0.729%, 9/25/43	57,183,083	57,132,476
Trust 2013-101 CF, 0.792%, 10/25/43	28,252,453	28,224,862

1 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	September 30, 2013

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2004-T1 1A2, 6.50%, 1/25/44	3,865,636	4,449,007
Trust 2004-W2 2A2, 7.00%, 2/25/44	243,696	284,540
Trust 2004-W2 5A, 7.50%, 3/25/44	11,716,716	13,812,930
Trust 2004-W8 3A, 7.50%, 6/25/44	7,947,205	9,389,075
Trust 2004-W15 1A2, 6.50%, 8/25/44	1,789,633	2,028,188
Trust 2005-W1 1A3, 7.00%, 10/25/44	9,311,940	10,772,573
Trust 2001-79 BA, 7.00%, 3/25/45	1,162,683	1,375,089
Trust 2006-W1 1A1, 6.50%, 12/25/45	864,368	988,847
Trust 2006-W1 1A2, 7.00%, 12/25/45	6,263,319	7,118,225
Trust 2006-W1 1A3, 7.50%, 12/25/45	108,316	126,464
Trust 2006-W1 1A4, 8.00%, 12/25/45	7,446,799	8,861,550
Trust 2007-W10 1A, 6.255%, 8/25/47	30,286,682	34,407,821
Trust 2007-W10 2A, 6.288%, 8/25/47	8,880,625	10,131,870
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	428,913	482,688
Series 3312 AB, 6.50%, 6/15/32	7,776,070	8,695,621
Series T-41 2A, 6.362%, 7/25/32	253,143	287,965
Series 2587 ZU, 5.50%, 3/15/33	13,672,627	15,014,104
Series 2610 UA, 4.00%, 5/15/33	4,267,620	4,494,999
Series T-48 1A, 5.90%, 7/25/33	4,114,782	4,778,641
Series 2708 ZD, 5.50%, 11/15/33	46,739,119	51,431,446
Series 3330 GZ, 5.50%, 6/15/37	16,415,154	17,889,153
Series 4091 JF, 0.682%, 6/15/41	35,441,307	35,041,210
Series 4120 YF, 0.532%, 10/15/42	99,741,160	99,041,276
Series 4122 FP, 0.582%, 10/15/42	52,420,519	51,712,842
Series 309 F4, 0.712%, 8/15/43	99,432,388	99,547,861
Series 311 F1, 0.732%, 8/15/43	142,232,138	142,834,953
Series 4240 FA, 0.682%, 8/15/43	24,439,146	24,301,407
Series T-51 1A, 6.50%, 9/25/43	91,412	105,512

		1,523,763,783
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 27.6%
Fannie Mae, 10 Year
6.00%, 11/1/16	2,047,443	2,155,955
Fannie Mae, 15 Year
4.00%, 7/1/26 - 2/1/27	138,030,452	146,493,642
5.00%, 9/1/25	157,683,737	169,058,333
5.50%, 1/1/18 - 7/1/25	428,906,908	464,957,114
6.00%, 7/1/16 - 3/1/23	187,745,061	203,441,244
6.50%, 12/1/14 - 12/1/19	26,276,211	27,980,566
7.00%, 9/1/14 - 11/1/17	87,702	92,094
7.50%, 11/1/14 - 8/1/17	1,685,324	1,765,343
Fannie Mae, 20 Year
4.00%, 10/1/30 - 9/1/31	189,961,297	203,064,118
4.50%, 3/1/29 - 8/1/31	413,970,384	447,859,115
6.00%, 6/1/27 - 2/1/28	11,913,189	13,071,906
6.50%, 4/1/19 - 10/1/24	13,819,308	15,281,972
Fannie Mae, 30 Year
5.50%, 2/1/33 - 9/1/39	501,787,264	548,038,711
6.00%, 11/1/28 - 5/1/41	912,054,089	996,847,623
6.50%, 12/1/32 - 8/1/39	266,752,223	293,732,995
7.00%, 4/1/32 - 2/1/39	237,235,451	262,925,004
Fannie Mae, Hybrid ARM
1.797%, 8/1/34	3,607,165	3,773,363
1.964%, 11/1/35	3,906,163	4,137,129
1.97%, 1/1/35	4,991,397	5,281,784
2.058%, 8/1/35	3,504,905	3,725,314
2.121%, 9/1/34	5,493,708	5,701,532
2.144%, 8/1/35	12,593,553	13,384,116
2.163%, 7/1/35	2,761,695	2,903,628
2.184%, 7/1/35	2,836,332	2,980,507
2.238%, 4/1/35	6,164,567	6,538,859
2.262%, 10/1/34	3,996,201	4,235,676
2.267%, 10/1/33 - 8/1/34	5,719,713	6,062,180
2.276%, 12/1/36	5,662,280	5,966,742
2.301%, 10/1/35	5,966,984	6,330,134
2.349%, 7/1/35	3,596,257	3,827,984
2.392%, 10/1/35	3,478,093	3,695,802
2.411%, 9/1/35	5,030,595	5,333,694
2.436%, 10/1/38	13,269,644	14,018,435
2.479%, 8/1/35	7,549,818	8,106,162
2.50%, 6/1/35 - 1/1/37	10,991,772	11,660,125

	PAR VALUE	VALUE
2.51%, 9/1/38	1,352,849	1,443,300
2.515%, 7/1/34	4,516,593	4,764,738
2.539%, 11/1/36	5,507,288	5,814,035
2.543%, 1/1/36	8,295,931	8,769,576
2.546%, 1/1/36	7,868,102	8,359,767
2.558%, 12/1/35	4,067,245	4,337,006
2.863%, 1/1/35	2,135,785	2,277,280
2.902%, 2/1/37	13,138,910	14,061,616
2.958%, 10/1/38	7,244,235	7,614,983
3.865%, 10/1/38	4,187,441	4,451,157
4.161%, 12/1/39	6,783,362	7,179,411
4.999%, 5/1/38	7,642,488	8,203,793
5.119%, 4/1/38	2,188,327	2,353,724
5.217%, 8/1/37	866,762	929,443
5.561%, 6/1/39	3,450,983	3,667,408
5.621%, 7/1/36	73,837	77,792
5.666%, 4/1/37	1,732,589	1,868,902
5.74%, 11/1/37	4,810,023	5,189,677
5.791%, 12/1/36	3,699,711	3,999,406
5.876%, 8/1/37	7,540,806	8,154,650
Fannie Mae, Multifamily DUS
Pool 760744, 4.75%, 3/1/15	12,010,938	12,579,548
Pool 735745, 4.992%, 1/1/17	172,928	179,860
Pool 745629, 5.16%, 1/1/18	356,889	387,005
Pool 555806, 5.259%, 10/1/13	46,503	46,629
Pool 462084, 5.275%, 11/1/15	127,118	133,744
Pool 888559, 5.424%, 6/1/17	33,723,135	37,336,724
Pool 888381, 5.508%, 4/1/17	634,605	696,065
Pool 888015, 5.537%, 11/1/16	39,207,858	43,311,356
Pool 745936, 6.086%, 8/1/16	827,665	926,333
Freddie Mac, Hybrid ARM
1.829%, 1/1/36	4,874,972	5,086,477
2.085%, 8/1/36	5,471,271	5,791,817
2.25%, 4/1/35	1,747,081	1,848,617
2.342%, 4/1/37	2,310,456	2,428,064
2.375%, 5/1/37 - 7/1/37	22,045,927	23,349,855
2.382%, 2/1/35	1,999,871	2,115,794
2.408%, 1/1/36	14,714,618	15,548,530
2.424%, 2/1/38	14,761,790	15,674,928
2.445%, 3/1/37	8,475,793	9,009,977
2.451%, 2/1/34 - 8/1/34	12,209,337	12,891,202
2.475%, 4/1/37	3,935,706	4,079,663
2.50%, 1/1/35	3,483,111	3,707,414
2.528%, 8/1/35	4,811,359	5,100,138
2.533%, 6/1/38	7,834,949	8,307,019
2.534%, 10/1/35	5,620,575	5,991,655
2.542%, 4/1/38	12,564,250	13,276,193
2.56%, 9/1/35	6,743,599	7,141,015
2.568%, 1/1/36	5,866,440	6,225,143
2.57%, 8/1/35	3,449,115	3,646,224
2.62%, 9/1/33	12,594,445	13,312,607
2.65%, 3/1/35	2,628,081	2,786,110
2.695%, 4/1/38	16,413,610	17,497,506
2.699%, 1/1/37	5,858,205	6,256,498
2.704%, 4/1/36	8,852,646	9,416,447
3.353%, 10/1/38	5,337,219	5,690,765
3.955%, 10/1/38	2,446,011	2,605,085
5.016%, 11/1/34	3,328,858	3,493,878
5.021%, 6/1/38	3,508,932	3,679,802
5.462%, 11/1/39	12,377,955	13,135,485
5.817%, 1/1/38	3,325,042	3,507,876
6.112%, 12/1/36	4,098,110	4,334,126
6.25%, 10/1/37	2,679,113	2,830,651
Freddie Mac Gold, 15 Year
4.00%, 6/1/26 - 6/1/27	669,560,771	709,800,346
4.50%, 3/1/25 - 6/1/26	47,833,074	50,562,538
5.50%, 10/1/20 - 12/1/24	27,032,721	29,047,820
6.00%, 8/1/16 - 11/1/23	59,791,922	65,075,812
6.50%, 7/1/14 - 9/1/18	8,598,728	9,118,549
Freddie Mac Gold, 20 Year
4.00%, 9/1/31	103,123,479	108,794,648
5.50%, 11/1/23	12,653,390	13,697,118

Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	September 30, 2013

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
6.00%, 7/1/25 - 12/1/27	63,225,133	69,128,454
6.50%, 7/1/21 - 10/1/26	7,506,227	8,305,420
Freddie Mac Gold, 30 Year
4.50%, 7/1/39 - 3/1/42	362,687,480	386,451,924
5.50%, 3/1/34 - 8/1/40	483,255,974	523,438,484
6.00%, 2/1/33 - 5/1/40	583,714,253	636,210,581
6.50%, 12/1/32 - 10/1/38	55,306,104	61,036,642
7.00%, 4/1/31 - 11/1/38	12,741,232	14,178,559
7.90%, 2/17/21	791,245	847,015
Ginnie Mae, 30 Year
7.00%, 5/15/28	676,688	782,603
7.50%, 9/15/17 - 5/15/25	2,478,295	2,802,671
7.80%, 6/15/20 - 1/15/21	601,507	666,734
7.85%, 1/15/21 - 10/15/21	10,585	10,732
8.00%, 9/15/20	12,355	14,179

		7,043,281,219
PRIVATE LABEL CMO & REMIC: 0.0%(f)
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34 30 Year(b)	6,530,082	6,925,361

		8,573,970,363
ASSET-BACKED: 1.7%
STUDENT LOAN: 0.7%
SLM Student Loan Trust Securities
Series 2007-3 A2, 0.276%, 10/25/17	3,415,418	3,402,050
SLM Student Loan Trust Securities (Private Loans)
Series 2013-A A2A, 1.77%, 5/17/27(b)	9,116,000	8,910,215
Series 2012-B A2, 3.48%, 10/15/30(b)	48,950,000	51,302,684
Series 2013-C A2A, 2.94%, 10/15/31(b)	22,000,000	22,239,765
Series 2012-E A2A, 2.09%, 6/15/45(b)	10,100,000	9,980,194
Series 2012-C A2, 3.31%, 10/15/46(b)	76,716,000	79,643,866

		175,478,774
CREDIT CARD: 1.0%
JPMorgan Chase & Co.
Series 2012-A8 A8, 0.54%, 10/16/17	262,360,000	261,772,576

		437,251,350
CORPORATE: 49.6%
FINANCIALS: 19.4%
Ally Financial, Inc.
4.50%, 2/11/14	311,103,000	313,937,148
American International Group, Inc.
4.25%, 9/15/14	43,270,000	44,686,270
8.25%, 8/15/18	131,255,000	163,652,672
Bank of America Corp.
5.30%, 3/15/17	102,845,000	113,345,577
7.625%, 6/1/19	219,362,000	268,995,504
6.625%, 5/23/36(a)	240,193,000	258,230,774
Boston Properties, Inc.
5.625%, 4/15/15	34,495,000	36,941,351
5.00%, 6/1/15	17,114,000	18,252,047
3.70%, 11/15/18	28,620,000	30,196,120
5.875%, 10/15/19	48,044,000	55,486,064
5.625%, 11/15/20	64,385,000	72,774,301
4.125%, 5/15/21	23,340,000	24,012,355
3.85%, 2/1/23	20,641,000	20,107,120
3.125%, 9/1/23	23,745,000	21,751,797
3.80%, 2/1/24	55,875,000	53,707,441
Capital One Financial Corp.
4.75%, 7/15/21	96,045,000	101,625,311
3.50%, 6/15/23	176,115,000	166,403,843
Cigna Corp.
8.50%, 5/1/19	74,756,000	95,992,385
4.00%, 2/15/22	39,595,000	40,551,205
7.65%, 3/1/23	6,317,000	7,836,655
7.875%, 5/15/27	29,345,000	36,405,119
8.30%, 1/15/33	8,120,000	9,913,262
6.15%, 11/15/36	101,954,000	117,114,050
5.375%, 2/15/42	23,940,000	25,125,102
Citigroup, Inc.
6.125%, 11/21/17	79,530,000	91,457,830

	PAR VALUE	VALUE
1.964%, 5/15/18	169,405,000	176,007,172
4.05%, 7/30/22	60,529,000	58,786,673
7.875%, 10/30/40(a)	219,067,575	240,185,689
Equity Residential
4.625%, 12/15/21	78,832,000	83,217,582
3.00%, 4/15/23	45,775,000	42,082,422
General Electric Co.
5.50%, 1/8/20	176,845,000	200,430,641
4.375%, 9/16/20	64,135,000	68,233,611
4.625%, 1/7/21	16,885,000	18,118,365
4.65%, 10/17/21	47,950,000	51,101,418
Health Net, Inc.
6.375%, 6/1/17	90,532,000	96,190,250
HSBC Holdings PLC(c) (United Kingdom)
5.10%, 4/5/21	52,165,000	57,461,469
9.30%, 6/1/21	100,000	130,069
6.50%, 5/2/36	131,906,000	149,357,032
6.50%, 9/15/37	106,937,000	121,199,295
JPMorgan Chase & Co.
4.95%, 3/25/20	28,030,000	30,660,812
3.375%, 5/1/23	56,735,000	51,450,929
8.75%, 9/1/30(a)	48,403,000	62,652,504
Legg Mason, Inc.
5.50%, 5/21/19	136,605,000	148,916,079
Royal Bank of Scotland PLC(c) (United Kingdom)
4.375%, 3/16/16	57,135,000	60,999,040
6.125%, 1/11/21	60,735,000	68,489,584
6.125%, 12/15/22	194,969,000	196,415,670
SLM Corp.
3.875%, 9/10/15	56,685,000	57,818,700
6.00%, 1/25/17	141,845,000	150,355,700
4.625%, 9/25/17	41,602,000	42,122,025
8.45%, 6/15/18	52,181,000	58,834,077
Travelers Cos., Inc.
5.50%, 12/1/15	14,007,000	15,425,811
6.25%, 6/20/16	43,430,000	49,413,525
5.75%, 12/15/17	35,060,000	40,683,694
3.90%, 11/1/20	19,480,000	20,811,653
Unum Group
6.85%, 11/15/15(b)	20,695,000	22,972,278
7.19%, 2/1/28	11,295,000	12,770,759
7.25%, 3/15/28	25,035,000	28,773,426
6.75%, 12/15/28	8,107,000	8,948,863
WellPoint, Inc.
5.00%, 12/15/14	15,285,000	16,054,768
5.25%, 1/15/16	135,568,000	148,011,787
5.875%, 6/15/17	16,016,000	18,200,054
7.00%, 2/15/19	83,470,000	100,963,142

		4,962,747,871
INDUSTRIALS: 30.2%
AT&T, Inc.
8.00%, 11/15/31	151,477,000	206,490,568
5.35%, 9/1/40	14,895,000	14,456,342
BHP Billiton Ltd.(c) (Australia)
5.50%, 4/1/14	48,375,000	49,638,216
Boston Scientific Corp.
6.25%, 11/15/15	14,550,000	16,024,599
6.40%, 6/15/16	109,689,000	123,160,345
6.00%, 1/15/20	15,690,000	17,944,025
Burlington Northern Santa Fe LLC(e)
4.875%, 1/15/15	12,890,000	13,546,449
4.70%, 10/1/19	75,445,000	84,099,673
7.57%, 1/2/21	15,011,736	17,338,989
8.251%, 1/15/21	5,494,439	6,632,541
4.10%, 6/1/21	5,820,000	6,125,760
3.05%, 9/1/22	14,755,000	14,078,557
5.943%, 1/15/23	93,145	101,654
3.85%, 9/1/23	70,425,000	70,609,302
5.72%, 1/15/24	18,812,381	21,468,460
5.342%, 4/1/24	6,364,236	7,054,093

3 / Dodge & Cox Income Fund	See accompanying Notes to Financial Statements

Portfolio of Investments (unaudited)	September 30, 2013

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
5.629%, 4/1/24	26,366,520	29,657,682
5.996%, 4/1/24	49,942,801	55,765,478
Canadian Pacific Railway Ltd.(c) (Canada)
5.75%, 1/15/42	42,974,000	47,116,006
Cemex SAB de CV(c) (Mexico)
6.50%, 12/10/19(b)	128,775,000	126,843,375
Comcast Corp.
5.85%, 11/15/15	24,745,000	27,304,573
5.90%, 3/15/16	40,840,000	45,645,888
6.50%, 1/15/17	40,975,000	47,571,483
6.30%, 11/15/17	16,175,000	19,057,563
5.875%, 2/15/18	68,310,000	79,698,643
5.70%, 5/15/18	2,645,000	3,080,864
6.45%, 3/15/37	3,250,000	3,880,208
6.95%, 8/15/37	37,804,000	47,563,556
6.40%, 5/15/38	12,325,000	14,610,893
Covidien PLC(c) (Ireland)
6.00%, 10/15/17	31,805,000	36,778,252
Cox Communications, Inc.
5.45%, 12/15/14	14,915,000	15,755,386
5.50%, 10/1/15	150,000	161,639
5.875%, 12/1/16(b)	76,215,000	84,784,919
9.375%, 1/15/19(b)	145,119,000	185,585,723
3.25%, 12/15/22(b)	49,452,000	43,914,019
2.95%, 6/30/23(b)	88,530,000	76,414,227
CSX Corp.
8.375%, 10/15/14	39,857	42,760
9.75%, 6/15/20	10,067,000	13,603,024
6.251%, 1/15/23	17,337,488	20,016,530
Dillard’s, Inc.
7.13%, 8/1/18	23,565,000	26,451,713
7.875%, 1/1/23	275,000	305,250
7.75%, 7/15/26	21,016,000	22,802,360
7.75%, 5/15/27	12,748,000	13,640,360
7.00%, 12/1/28	28,225,000	28,507,250
Dow Chemical Co.
8.55%, 5/15/19	126,966,000	161,929,135
7.375%, 11/1/29	48,974,000	61,888,480
9.40%, 5/15/39	122,633,000	178,921,547
Eaton Corp. PLC(c) (Ireland)
1.50%, 11/2/17(b)	22,620,000	22,301,669
2.75%, 11/2/22(b)	61,810,000	57,600,245
Enel SPA(c) (Italy)
6.80%, 9/15/37(b)	82,615,000	82,411,767
6.00%, 10/7/39(b)	46,581,000	42,417,124
8.75%, 9/24/73(b)	33,050,000	33,729,178
FedEx Corp.
7.375%, 1/15/14	22,060,000	22,481,236
8.00%, 1/15/19	18,050,000	22,699,824
6.72%, 7/15/23	17,770,510	20,732,818
7.65%, 7/15/24	2,216,526	2,695,096
Ford Motor Credit Co. LLC(e)
5.625%, 9/15/15	59,025,000	63,763,940
8.125%, 1/15/20	6,425,000	7,990,220
5.75%, 2/1/21	237,506,000	262,439,380
5.875%, 8/2/21	80,875,000	89,902,915
4.25%, 9/20/22	44,075,000	44,018,275
4.375%, 8/6/23	41,425,000	41,448,405
HCA, Inc.
5.75%, 3/15/14	63,356,000	64,543,925
6.375%, 1/15/15	80,193,000	84,603,615
6.50%, 2/15/16	235,225,000	254,925,094
Hewlett-Packard Co.
6.125%, 3/1/14	113,340,000	115,799,251
3.30%, 12/9/16	90,705,000	94,368,484
Lafarge SA(c) (France)
6.20%, 7/9/15(b)	153,560,000	163,011,819
6.50%, 7/15/16	126,396,000	137,455,650
Liberty Interactive Corp.
8.50%, 7/15/29	11,915,000	12,629,900
8.25%, 2/1/30	28,876,000	30,319,800

	PAR VALUE	VALUE
Macy’s, Inc.
7.875%, 7/15/15	42,055,000	47,064,296
5.90%, 12/1/16	16,796,000	18,961,105
6.65%, 7/15/24	39,631,000	46,430,039
7.00%, 2/15/28	25,985,000	29,770,911
6.70%, 9/15/28	26,965,000	29,489,436
6.90%, 4/1/29	50,907,000	58,263,520
6.90%, 1/15/32	52,640,000	59,925,701
6.70%, 7/15/34	84,217,000	95,255,322
6.375%, 3/15/37	36,431,000	40,335,128
Naspers Ltd.(c) (South Africa)
6.00%, 7/18/20(b)	92,725,000	97,705,141
Nordstrom, Inc.
6.75%, 6/1/14	42,965,000	44,698,122
6.25%, 1/15/18	16,430,000	19,120,823
6.95%, 3/15/28	12,700,000	15,691,637
Norfolk Southern Corp.
7.70%, 5/15/17	28,585,000	34,475,397
9.75%, 6/15/20	13,763,000	18,891,988
Pfizer, Inc.
5.50%, 2/1/14	38,250,000	38,897,802
5.50%, 2/15/16	53,850,000	59,806,456
5.45%, 4/1/17	61,593,000	70,321,221
6.20%, 3/15/19	34,923,000	42,060,877
Reed Elsevier PLC(c) (United Kingdom)
7.75%, 1/15/14	6,115,000	6,232,500
8.625%, 1/15/19	27,733,000	35,316,644
3.125%, 10/15/22	125,126,000	115,837,647
Roche Holding AG(c) (Switzerland)
6.00%, 3/1/19(b)	15,944,000	18,947,244
Sprint Corp.
6.00%, 12/1/16	118,100,000	125,186,000
Telecom Italia SPA(c) (Italy)
5.25%, 11/15/13	42,479,000	42,670,878
6.175%, 6/18/14	37,712,000	38,814,435
6.999%, 6/4/18	115,022,000	126,288,290
7.175%, 6/18/19	137,086,000	150,724,275
7.20%, 7/18/36	8,740,000	8,120,893
7.721%, 6/4/38	22,975,000	22,114,035
Time Warner Cable, Inc.
8.75%, 2/14/19	81,779,000	96,213,484
8.25%, 4/1/19	221,533,000	256,447,044
5.00%, 2/1/20	8,200,000	8,302,672
4.00%, 9/1/21	4,085,000	3,811,178
6.55%, 5/1/37	21,396,000	19,687,016
7.30%, 7/1/38	56,835,000	56,555,656
6.75%, 6/15/39	22,060,000	20,557,052
5.875%, 11/15/40	12,650,000	10,766,086
5.50%, 9/1/41	13,655,000	11,196,909
Time Warner, Inc.
7.625%, 4/15/31	181,683,000	226,130,474
7.70%, 5/1/32	154,748,000	194,845,528
Twenty-First Century Fox Inc.
6.20%, 12/15/34	7,440,000	8,055,199
6.40%, 12/15/35	29,145,000	32,155,096
6.15%, 3/1/37	29,205,000	31,759,006
6.65%, 11/15/37	12,535,000	14,242,330
6.15%, 2/15/41	29,795,000	32,822,768
Union Pacific Corp.
5.375%, 5/1/14	6,926,000	7,115,530
4.875%, 1/15/15	10,449,000	11,006,005
6.85%, 1/2/19	3,925,793	4,371,954
6.70%, 2/23/19	4,586,102	5,171,899
7.60%, 1/2/20	1,555,089	1,830,678
4.163%, 7/15/22	24,762,000	26,156,224
6.061%, 1/17/23	9,541,077	10,790,958
4.698%, 1/2/24	4,542,774	4,910,709
3.646%, 2/15/24(b)	42,961,000	43,176,965
5.082%, 1/2/29	9,092,080	10,071,693
5.866%, 7/2/30	47,611,864	55,367,870
6.176%, 1/2/31	35,181,404	40,351,319
Verizon Communications, Inc.
6.55%, 9/15/43	333,130,000	376,082,783

Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	September 30, 2013

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Vulcan Materials Co.
6.50%, 12/1/16	33,830,000	37,213,000
7.50%, 6/15/21	94,710,000	105,601,650
Xerox Corp.
8.25%, 5/15/14	5,895,000	6,161,713
6.40%, 3/15/16	72,137,000	80,231,349
7.20%, 4/1/16	25,511,000	28,907,586
6.75%, 2/1/17	62,799,000	71,765,692
2.95%, 3/15/17	1,125,000	1,153,677
6.35%, 5/15/18	106,052,000	121,802,419
5.625%, 12/15/19	66,572,000	73,961,958
4.50%, 5/15/21	54,230,000	56,364,276

		7,722,891,157

		12,685,639,028

TOTAL FIXED INCOME SECURITIES (Cost $23,727,743,045)		24,959,065,970

SHORT-TERM INVESTMENTS: 0.9%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	25,589,467	25,589,467
REPURCHASE AGREEMENT: 0.8%
Fixed Income Clearing Corporation(d) 0.00%, 10/1/13, maturity value $211,498,000	211,498,000	211,498,000

TOTAL SHORT-TERM INVESTMENTS (Cost $237,087,467)		237,087,467

TOTAL INVESTMENTS (Cost $23,964,830,512)	98.6%	25,196,153,437
OTHER ASSETS LESS LIABILITIES	1.4%	366,981,224

NET ASSETS	100.0%	$25,563,134,661

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, all such securities in total represented $1,424,599,426 or 5.6% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Security denominated in U.S. dollars
(d)	Repurchase agreement is collateralized by U.S. Treasury Note 0.875%-4.625%, 1/31/18-2/15/40. Total collateral value is $215,729,344.
(e)	Subsidiary (see below)
(f)	Rounds to 0.0%

Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
10 Year U.S. Treasury Note - Short Position	3,845	Dec 2013	$(485,971,953)	$(7,015,944)

5 / Dodge & Cox Income Fund	See accompanying Notes to Financial Statements

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities (including certain preferred stocks) are priced on the basis of valuations furnished by independent pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Futures contracts are valued daily at the closing settlement price on the exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2013:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities
Fixed Income Securities
U.S. Treasury	$830,813,193	$—		$—
Government-Related	—	2,431,392,036		—
Mortgage-Related	—	8,573,970,363		—
Asset-Backed	—	437,251,350		—
Corporate	—	12,685,639,028		—
Short-term Investments
Money Market Fund	25,589,467	—		—
Repurchase Agreement	—	211,498,000		—

Total Securities	$856,402,660	$24,339,750,777		$—

Other Financial Instruments
Treasury Futures Contracts	$—	$(7,015,944	)(b)	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	Represents unrealized depreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2013, the cost of investments for federal income tax purposes was $23,964,830,512. Net unrealized appreciation aggregated $1,231,322,925, of which $1,350,327,857 represented appreciated securities and $119,004,932 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 6

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Kenneth E. Olivier
Kenneth E. Olivier
Chairman—Principal Executive Officer

Date: November 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Kenneth E. Olivier
Kenneth E. Olivier
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: November 14, 2013